REVENUES (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2022 IDR (Rp)
Revenues
Total revenues	Rp 149,967	$ 9,317	Rp 149,216	Rp 147,306
Total external revenues as reported in note operating segment	149,967		149,216	147,306
Mobile
Revenues
Total revenues from contracts with customers	83,400		85,291	85,493
Total revenues	83,400		85,291	85,493
Total external revenues as reported in note operating segment	83,400		85,291	85,493
Consumer
Revenues
Total revenues from contracts with customers	26,310		26,436	26,349
Total revenues	26,310		26,436	26,349
Adjustments and eliminations	2		6	5
Total external revenues as reported in note operating segment	26,312		26,442	26,354
Enterprise
Revenues
Total revenues from contracts with customers	20,584		19,497	19,149
Total revenues	20,584		19,497	19,149
Adjustments and eliminations	9		11	12
Total external revenues as reported in note operating segment	20,593		19,508	19,161
WIB
Revenues
Total revenues from contracts with customers	14,971		14,136	12,840
Revenues from lessor transactions	3,029		2,786	2,604
Total revenues	18,000		16,922	15,444
Adjustments and eliminations	2		6	(2)
Total external revenues as reported in note operating segment	18,002		16,928	15,442
Others
Revenues
Total revenues from contracts with customers	1,673		1,070	871
Total revenues	1,673		1,070	871
Adjustments and eliminations	(595)		(668)	(632)
Total external revenues as reported in note operating segment	1,078		402	239
Consolidated revenue
Revenues
Total revenues from contracts with customers	146,938		146,430	144,702
Revenues from lessor transactions	3,029		2,786	2,604
Total revenues	149,967		149,216	147,306
Telephone revenues | Mobile
Revenues
Total revenues from contracts with customers	6,077		8,022	11,905
Telephone revenues | Consumer
Revenues
Total revenues from contracts with customers			332	757
Telephone revenues | Enterprise
Revenues
Total revenues from contracts with customers	397		450	604
Telephone revenues | WIB
Revenues
Total revenues from contracts with customers	265		289	322
Telephone revenues | Consolidated revenue
Revenues
Total revenues from contracts with customers	6,739		9,093	13,588
Cellular | Mobile
Revenues
Total revenues from contracts with customers	6,077		8,022	11,905
Cellular | WIB
Revenues
Total revenues from contracts with customers	183		172	147
Cellular | Consolidated revenue
Revenues
Total revenues from contracts with customers	6,260		8,194	12,052
Fixed lines | Consumer
Revenues
Total revenues from contracts with customers			332	757
Fixed lines | Enterprise
Revenues
Total revenues from contracts with customers	397		450	604
Fixed lines | WIB
Revenues
Total revenues from contracts with customers	82		117	175
Fixed lines | Consolidated revenue
Revenues
Total revenues from contracts with customers	479		899	1,536
Interconnection revenues | Mobile
Revenues
Total revenues from contracts with customers	363		293	285
Interconnection revenues | WIB
Revenues
Total revenues from contracts with customers	8,824		8,774	8,187
Interconnection revenues | Consolidated revenue
Revenues
Total revenues from contracts with customers	9,187		9,067	8,472
Total data, internet and information technology service revenues | Mobile
Revenues
Total revenues from contracts with customers	76,564		76,834	73,275
Total data, internet and information technology service revenues | Consumer
Revenues
Total revenues from contracts with customers	11		85	308
Total data, internet and information technology service revenues | Enterprise
Revenues
Total revenues from contracts with customers	13,087		10,212	9,532
Total data, internet and information technology service revenues | WIB
Revenues
Total revenues from contracts with customers	3,830		3,477	3,088
Total data, internet and information technology service revenues | Others
Revenues
Total revenues from contracts with customers	846		212	207
Total data, internet and information technology service revenues | Consolidated revenue
Revenues
Total revenues from contracts with customers	94,338		90,820	86,410
Cellular data and internet | Mobile
Revenues
Total revenues from contracts with customers	72,639		73,187	69,006
Cellular data and internet | Consolidated revenue
Revenues
Total revenues from contracts with customers	72,639		73,187	69,006
Internet, data communication, and information technology services | Mobile
Revenues
Total revenues from contracts with customers			268
Internet, data communication, and information technology services | Consumer
Revenues
Total revenues from contracts with customers	11		85	308
Internet, data communication, and information technology services | Enterprise
Revenues
Total revenues from contracts with customers	11,327		8,167	7,750
Internet, data communication, and information technology services | WIB
Revenues
Total revenues from contracts with customers	2,766		2,379	2,228
Internet, data communication, and information technology services | Consolidated revenue
Revenues
Total revenues from contracts with customers	14,104		10,899	10,286
SMS | Mobile
Revenues
Total revenues from contracts with customers	3,791		3,345	4,260
SMS | Enterprise
Revenues
Total revenues from contracts with customers	14		35	49
SMS | Consolidated revenue
Revenues
Total revenues from contracts with customers	3,805		3,380	4,309
Others | Mobile
Revenues
Total revenues from contracts with customers	134		34	9
Others | Enterprise
Revenues
Total revenues from contracts with customers	1,746		2,010	1,733
Others | WIB
Revenues
Total revenues from contracts with customers	1,064		1,098	860
Others | Others
Revenues
Total revenues from contracts with customers	846		212	207
Others | Consolidated revenue
Revenues
Total revenues from contracts with customers	3,790		3,354	2,809
Network revenues | Mobile
Revenues
Total revenues from contracts with customers	3		4	3
Network revenues | Enterprise
Revenues
Total revenues from contracts with customers	1,462		1,212	1,438
Network revenues | WIB
Revenues
Total revenues from contracts with customers	1,714		1,266	937
Network revenues | Consolidated revenue
Revenues
Total revenues from contracts with customers	3,179		2,482	2,378
IndiHome revenues | Consumer
Revenues
Total revenues from contracts with customers	26,262		25,992	25,232
IndiHome revenues | Enterprise
Revenues
Total revenues from contracts with customers			2,793	2,788
IndiHome revenues | Consolidated revenue
Revenues
Total revenues from contracts with customers	26,262		28,785	28,020
Total other services | Mobile
Revenues
Total revenues from contracts with customers	393		138	25
Total other services | Consumer
Revenues
Total revenues from contracts with customers	37		27	52
Total other services | Enterprise
Revenues
Total revenues from contracts with customers	5,638		4,830	4,787
Total other services | WIB
Revenues
Total revenues from contracts with customers	338		330	306
Total other services | Others
Revenues
Total revenues from contracts with customers	827		858	664
Total other services | Consolidated revenue
Revenues
Total revenues from contracts with customers	7,233		6,183	5,834
E-payment | Mobile
Revenues
Total revenues from contracts with customers	14			20
E-payment | Enterprise
Revenues
Total revenues from contracts with customers	1,286		496	454
E-payment | Consolidated revenue
Revenues
Total revenues from contracts with customers	1,300		496	474
Call centre service | Enterprise
Revenues
Total revenues from contracts with customers	1,255		1,264	1,139
Call centre service | WIB
Revenues
Total revenues from contracts with customers				25
Call centre service | Consolidated revenue
Revenues
Total revenues from contracts with customers	1,255		1,264	1,164
Manage service and terminal | Consumer
Revenues
Total revenues from contracts with customers	1
Manage service and terminal | Enterprise
Revenues
Total revenues from contracts with customers	1,039		908	1,156
Manage service and terminal | WIB
Revenues
Total revenues from contracts with customers	5		12	1
Manage service and terminal | Consolidated revenue
Revenues
Total revenues from contracts with customers	1,045		920	1,157
E-health | Enterprise
Revenues
Total revenues from contracts with customers	767		761	729
E-health | Consolidated revenue
Revenues
Total revenues from contracts with customers	767		761	729
Others | Mobile
Revenues
Total revenues from contracts with customers	379		138	5
Others | Consumer
Revenues
Total revenues from contracts with customers	36		27	52
Others | Enterprise
Revenues
Total revenues from contracts with customers	1,291		1,401	1,309
Others | WIB
Revenues
Total revenues from contracts with customers	333		318	280
Others | Others
Revenues
Total revenues from contracts with customers	827		858	664
Others | Consolidated revenue
Revenues
Total revenues from contracts with customers	Rp 2,866		Rp 2,742	Rp 2,310